FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 5, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
             CLASS A, CLASS B, CLASS C AND ADVISOR SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006


FIFTH THIRD FUNDS - ADVISOR SHARE CLASS CLOSURES FOR CERTAIN FUNDS

Effective immediately, the Advisor Shares of the Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Short Term Bond Fund and Fifth Third U.S. Government Bond Fund are closed to all purchases. All references to the Advisor Class shares of these Funds are hereby deleted in their entirety.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-ADV 0607

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 5, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
             CLASS A, CLASS B, CLASS C AND ADVISOR SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006

PORTFOLIO MANAGER CHANGE - FIFTH THIRD TECHNOLOGY FUND

1. Effective immediately, the section "Fund Management--Portfolio Managers" beginning on page 113 of the Prospectus is updated to reflect the following portfolio manager change:

Mr. Sunil M. Reddy no longer serves as portfolio manager of the Fifth Third Technology Fund.

2. In addition, effective immediately, the biography for Mr. Folker on page 111 of the Prospectus (in the section "Fund Management--Portfolio Managers") is hereby deleted in its entirety and replaced with the following:

Steven E. Folker has been the portfolio manager of the FIFTH THIRD TECHNOLOGY FUND since June 2007, the FIFTH THIRD QUALITY GROWTH FUND since February 1993 and a portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006. Mr. Folker is the Managing Director of Growth Strategies for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation and has over twenty-five years of investment experience. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-ABCADV 0607

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 5, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006


PORTFOLIO MANAGER CHANGE - FIFTH THIRD TECHNOLOGY FUND

1. Effective immediately, the section "Fund Management--Portfolio Managers" beginning on page 92 of the Prospectus is updated to reflect the following portfolio manager change:

Mr. Sunil M. Reddy no longer serves as portfolio manager of the Fifth Third Technology Fund.

2. In addition, effective immediately, the biography for Mr. Folker on page 93 of the Prospectus (in the section "Fund Management--Portfolio Managers") is hereby deleted in its entirety and replaced with the following:

Steven E. Folker has been the portfolio manager of the FIFTH THIRD TECHNOLOGY FUND since June 2007, the FIFTH THIRD QUALITY GROWTH FUND since February 1993 and a portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006. Mr. Folker is the Managing Director of Growth Strategies for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation and has over twenty-five years of investment experience. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-STBD 0607